OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2020	2019

Employees and payroll accruals	$4,550	$4,658
Accrued expenses	7,774	6,181
Government authorities	2,021	917
Income tax payable and tax provision	2,758	2,286
Others	210	567

	$17,313	$14,609